Loans Payable – Related Parties (Details) - USD ($)					1 Months Ended		3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 18, 2024	Jun. 30, 2024	Sep. 30, 2023	Dec. 31, 2024	Jun. 30, 2024	Sep. 30, 2025	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023
Loans Payable – Related Parties [Line Items]
Loans bear interest								5.00%		5.00%
Outstanding principal balance	$ 44,111				$ 44,111		$ 108,417	$ 44,111		$ 108,417		$ 44,111
Loans payable, percentage			30.00%			30.00%
Exchange for cash consideration				$ 270,000
Outstanding principal and interest															$ 270,563
Issuance of shares (in Shares)		1,666,666		8,767
Interest expense - related parties							36,346	$ 439,326	$ 303,626	$ 407,971	$ 343,333		$ 343,333
Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance													1,105,639
Loan payable term								3 years		3 years
July 2024 Loan [Member]
Loans Payable – Related Parties [Line Items]
Outstanding principal balance	213,349				213,349		213,349	$ 213,349		$ 213,349		213,349
Repaid loan amount	1,000,000				1,000,000
Unpaid Interest [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest								44,111		108,417		44,111	44,111	563
Interest payable - related parties, net of current portion	44,111			$ 563	$ 44,111			44,111	44,111		44,111	$ 44,111	44,111	563
September 2023 Loan [Member]
Loans Payable – Related Parties [Line Items]
Loan bears interest rate				5.00%
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest	$ 1,353,639
Interest expense - related parties								$ 0					44,111	$ 563
Shareholder [Member] | Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance													248,000
Related Party [Member]
Loans Payable – Related Parties [Line Items]
Accrued and unpaid interest										1,353,639
Interest expense							$ 13,545		$ 15,521	$ 64,306	$ 38,249
Promissory Notes [Member] | Shareholder 2024 Loans [Member]
Loans Payable – Related Parties [Line Items]
Aggregate principal balance													$ 248,000